Portfolio of Investments – as of March 31, 2025 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Aerospace & Defense — 1.7%
139,958	Boeing Co.(a)(b)	$23,869,837
114,101	General Electric Co.(a)	22,837,315
18,373	HEICO Corp.(a)	4,909,082
441,853	RTX Corp.(a)	58,527,848
		110,144,082
	Air Freight & Logistics — 0.3%
201,168	United Parcel Service, Inc., Class B(a)	22,126,468
	Automobile Components — 0.0%
27,718	Autoliv, Inc.(a)	2,451,657
	Automobiles — 1.7%
1,866	Ferrari NV(a)	798,424
1,164,124	Ford Motor Co.(a)	11,676,164
131,918	General Motors Co.(a)	6,204,103
363,712	Tesla, Inc.(a)(b)	94,259,602
		112,938,293
	Banks — 3.9%
1,754,600	Bank of America Corp.(a)	73,219,458
545,287	JPMorgan Chase & Co.(a)	133,758,901
726,814	Wells Fargo & Co.(a)	52,177,977
		259,156,336
	Beverages — 1.3%
118,600	Celsius Holdings, Inc.(a)(b)	4,224,532
75,887	Constellation Brands, Inc., Class A(a)	13,926,782
349,444	Monster Beverage Corp.(a)(b)	20,449,463
328,131	PepsiCo, Inc.(a)	49,199,962
		87,800,739
	Biotechnology — 2.0%
294,734	AbbVie, Inc.(a)	61,752,668
2,033	Alnylam Pharmaceuticals, Inc.(a)(b)	548,951
108,157	Amgen, Inc.(a)	33,696,313
39,867	Biogen, Inc.(a)(b)	5,455,400
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	30,404,517
		131,857,849
	Broadline Retail — 4.0%
1,352,552	Amazon.com, Inc.(a)(b)	257,336,544
10,054	JD.com, Inc., ADR	413,420
2,538	MercadoLibre, Inc.(a)(b)	4,951,308
		262,701,272
	Building Products — 0.5%
355,196	Carrier Global Corp.(a)	22,519,426
17,766	Lennox International, Inc.(a)	9,963,706
		32,483,132
	Capital Markets — 2.2%
36,790	Brookfield Corp.(a)	1,928,164
295,252	Charles Schwab Corp.(a)	23,112,326
14,601	FactSet Research Systems, Inc.(a)	6,638,199
216,194	Intercontinental Exchange, Inc.(a)	37,293,465
417,544	Morgan Stanley(a)	48,714,858
41,804	MSCI, Inc.(a)	23,640,162
		141,327,174
	Chemicals — 0.7%
57,441	Ashland, Inc.(a)	3,405,677
275,737	Corteva, Inc.(a)	17,352,130
341,189	Dow, Inc.(a)	11,914,320
66,451	Olin Corp.	1,610,772
95,921	RPM International, Inc.(a)	11,096,141
		45,379,040
Shares	Description	Value (†)
	Commercial Services & Supplies — 1.2%
421,728	Copart, Inc.(a)(b)	$23,865,587
53,505	Waste Connections, Inc.(a)	10,443,641
185,672	Waste Management, Inc.(a)	42,984,925
		77,294,153
	Communications Equipment — 1.0%
982,302	Cisco Systems, Inc.(a)	60,617,857
367,832	Telefonaktiebolaget LM Ericsson, ADR(a)	2,854,376
		63,472,233
	Construction Materials — 0.3%
43,244	Martin Marietta Materials, Inc.(a)	20,676,254
	Consumer Finance — 0.8%
106,655	Ally Financial, Inc.(a)	3,889,708
169,337	Discover Financial Services(a)	28,905,826
389,560	Synchrony Financial(a)	20,623,306
		53,418,840
	Consumer Staples Distribution & Retail — 2.3%
4,532	Casey's General Stores, Inc.	1,967,069
74,228	Costco Wholesale Corp.(a)	70,203,358
12,300	Maplebear, Inc.(b)	490,647
111,016	Target Corp.(a)	11,585,630
56,881	U.S. Foods Holding Corp.(a)(b)	3,723,430
703,237	Walmart, Inc.(a)	61,737,176
		149,707,310
	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(a)	9,674,449
21,506	Crown Holdings, Inc.	1,919,626
141,364	Smurfit WestRock PLC(a)	6,369,862
		17,963,937
	Distributors — 0.2%
107,528	Genuine Parts Co.(a)	12,810,886
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,409,811
	Diversified Telecommunication Services — 1.0%
1,438,378	AT&T, Inc.(a)	40,677,330
544,795	Verizon Communications, Inc.(a)	24,711,901
		65,389,231
	Electric Utilities — 1.1%
271,750	Alliant Energy Corp.(a)	17,487,113
369,705	American Electric Power Co., Inc.(a)	40,397,665
33,891	Constellation Energy Corp.(a)	6,833,442
61,200	OGE Energy Corp.(a)	2,812,752
320,823	PG&E Corp.(a)	5,511,739
		73,042,711
	Electrical Equipment — 0.8%
118,720	Eaton Corp. PLC(a)	32,271,657
29,935	GE Vernova, Inc.(a)	9,138,557
31,715	Hubbell, Inc.(a)	10,494,811
		51,905,025
	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(a)	15,556,278
18,443	Coherent Corp.(a)(b)	1,197,688
330,536	Corning, Inc.(a)	15,131,938
67,468	Flex Ltd.(a)(b)	2,231,842
33,350	Zebra Technologies Corp., Class A(a)(b)	9,423,376
		43,541,122
	Energy Equipment & Services — 0.1%
346,392	Halliburton Co.(a)	8,787,965
	Entertainment — 1.9%
79,556	Live Nation Entertainment, Inc.(a)(b)	10,388,422

Shares	Description	Value (†)
	Entertainment — continued
76,219	Netflix, Inc.(a)(b)	$71,076,504
6,290	Spotify Technology SA(a)(b)	3,459,689
345,120	Walt Disney Co.(a)	34,063,344
332,034	Warner Bros. Discovery, Inc.(a)(b)	3,562,725
		122,550,684
	Financial Services — 4.9%
320,405	Berkshire Hathaway, Inc., Class B(a)(b)	170,641,295
300,793	PayPal Holdings, Inc.(a)(b)	19,626,743
15,583	Shift4 Payments, Inc., Class A(b)	1,273,287
366,493	Visa, Inc., Class A(a)	128,441,137
34,671	Voya Financial, Inc.(a)	2,349,307
		322,331,769
	Food Products — 0.7%
61,781	Bunge Global SA(a)	4,721,304
140,527	Conagra Brands, Inc.(a)	3,747,855
575,934	Mondelez International, Inc., Class A(a)	39,077,122
		47,546,281
	Ground Transportation — 1.0%
88,899	Canadian Pacific Kansas City Ltd.(a)	6,241,599
836,812	CSX Corp.(a)	24,627,377
77,264	Old Dominion Freight Line, Inc.(a)	12,783,329
290,041	Uber Technologies, Inc.(a)(b)	21,132,387
2,619	XPO, Inc.(b)	281,752
		65,066,444
	Health Care Equipment & Supplies — 2.5%
416,967	Abbott Laboratories(a)	55,310,673
133,627	Baxter International, Inc.(a)	4,574,052
498,171	Boston Scientific Corp.(a)(b)	50,255,491
96,072	Intuitive Surgical, Inc.(a)(b)	47,581,579
35,614	STERIS PLC(a)	8,071,913
		165,793,708
	Health Care Providers & Services — 2.6%
298,880	CVS Health Corp.(a)	20,249,120
79,403	Elevance Health, Inc.(a)	34,537,129
72,906	HCA Healthcare, Inc.(a)	25,192,668
16,707	Molina Healthcare, Inc.(a)(b)	5,503,119
155,959	UnitedHealth Group, Inc.(a)	81,683,526
27,630	Universal Health Services, Inc., Class B(a)	5,191,677
		172,357,239
	Health Care REITs — 0.1%
95,258	Alexandria Real Estate Equities, Inc.(a)	8,812,318
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	8,141,563
	Hotels, Restaurants & Leisure — 1.8%
7,081	Booking Holdings, Inc.(a)	32,621,530
98,785	Carnival Corp.(b)	1,929,271
25,181	DoorDash, Inc., Class A(a)(b)	4,602,331
38,278	DraftKings, Inc., Class A(b)	1,271,212
140,501	Hilton Worldwide Holdings, Inc.(a)	31,971,003
65,908	Las Vegas Sands Corp.(a)	2,546,026
139,876	McDonald's Corp.(a)	43,693,066
23,727	Restaurant Brands International, Inc.(a)	1,581,167
16,251	Yum China Holdings, Inc.	846,027
		121,061,633
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	15,162,508
103,093	Toll Brothers, Inc.(a)	10,885,590
		26,048,098
	Household Products — 1.2%
474,657	Procter & Gamble Co.(a)	80,891,046
Shares	Description	Value (†)
	Industrial Conglomerates — 0.6%
200,441	Honeywell International, Inc.(a)	$42,443,382
	Industrial REITs — 0.4%
210,144	Prologis, Inc.(a)	23,491,998
	Insurance — 2.5%
367,972	Aflac, Inc.(a)	40,914,807
62,253	American Financial Group, Inc.(a)	8,176,309
91,119	Aon PLC, Class A(a)	36,364,682
147,374	Arthur J Gallagher & Co.(a)	50,879,400
66,655	Fidelity National Financial, Inc.(a)	4,337,907
3,155	Markel Group, Inc.(a)(b)	5,898,620
219,438	Unum Group(a)	17,875,419
		164,447,144
	Interactive Media & Services — 6.3%
327,996	Alphabet, Inc., Class A(a)	50,721,302
1,153,318	Alphabet, Inc., Class C(a)	180,182,871
313,959	Meta Platforms, Inc., Class A(a)	180,953,409
		411,857,582
	IT Services — 0.8%
93,193	Accenture PLC, Class A(a)	29,079,944
39,628	Shopify, Inc., Class A(a)(b)	3,779,917
13,681	Twilio, Inc., Class A(b)	1,339,507
72,450	VeriSign, Inc.(a)(b)	18,392,881
		52,592,249
	Life Sciences Tools & Services — 0.5%
64,064	Agilent Technologies, Inc.(a)	7,494,207
38,168	Avantor, Inc.(b)	618,703
36,419	ICON PLC(a)(b)	6,372,961
55,100	Illumina, Inc.(a)(b)	4,371,634
49,335	West Pharmaceutical Services, Inc.(a)	11,045,120
		29,902,625
	Machinery — 2.1%
121,157	Caterpillar, Inc.(a)	39,957,579
36,868	CNH Industrial NV	452,739
74,195	Cummins, Inc.(a)	23,255,681
66,901	Deere & Co.(a)	31,399,984
56,430	Parker-Hannifin Corp.(a)	34,300,975
121,067	Pentair PLC(a)	10,590,941
		139,957,899
	Media — 0.3%
551,913	Comcast Corp., Class A(a)	20,365,590
	Metals & Mining — 0.4%
104,946	Barrick Gold Corp.(a)	2,040,150
235,967	Freeport-McMoRan, Inc.(a)	8,933,711
94,476	Southern Copper Corp.(a)	8,829,727
47,801	Steel Dynamics, Inc.(a)	5,978,949
		25,782,537
	Multi-Utilities — 1.1%
260,977	Ameren Corp.(a)	26,202,091
206,097	Consolidated Edison, Inc.(a)	22,792,267
227,581	WEC Energy Group, Inc.(a)	24,801,777
		73,796,135
	Oil, Gas & Consumable Fuels — 3.5%
45,031	Cheniere Energy, Inc.(a)	10,420,173
312,639	Chevron Corp.(a)	52,301,378
324,277	ConocoPhillips(a)	34,055,571
672,797	Exxon Mobil Corp.(a)	80,015,747
221,708	Occidental Petroleum Corp.(a)	10,943,507
226,052	ONEOK, Inc.(a)	22,428,880
115,966	Targa Resources Corp.(a)	23,247,704
		233,412,960

Shares	Description	Value (†)
	Personal Care Products — 0.1%
224,102	Kenvue, Inc.(a)	$5,373,966
	Pharmaceuticals — 3.6%
118,185	Eli Lilly & Co.(a)	97,610,173
443,109	Johnson & Johnson(a)	73,485,197
456,041	Merck & Co., Inc.(a)	40,934,240
965,573	Pfizer, Inc.(a)	24,467,620
8,856	Teva Pharmaceutical Industries Ltd., ADR(b)	136,117
		236,633,347
	Professional Services — 1.0%
141,064	Automatic Data Processing, Inc.(a)	43,099,284
5,464	Booz Allen Hamilton Holding Corp.(a)	571,425
160,547	Paychex, Inc.(a)	24,769,191
		68,439,900
	Real Estate Management & Development — 0.1%
99,324	Zillow Group, Inc., Class C(a)(b)	6,809,653
	Residential REITs — 0.1%
142,023	American Homes 4 Rent, Class A(a)	5,369,890
	Semiconductors & Semiconductor Equipment — 9.8%
283,625	Advanced Micro Devices, Inc.(a)(b)	29,139,632
127,044	Analog Devices, Inc.(a)	25,620,963
661,073	Broadcom, Inc.(a)	110,683,452
671,918	Intel Corp.(a)	15,259,258
62,909	Marvell Technology, Inc.(a)	3,873,307
128,040	Micron Technology, Inc.(a)	11,125,396
3,391,063	NVIDIA Corp.(a)	367,523,408
64,701	ON Semiconductor Corp.(a)(b)	2,632,684
213,683	QUALCOMM, Inc.(a)	32,823,846
106,600	Teradyne, Inc.(a)	8,805,160
202,363	Texas Instruments, Inc.(a)	36,364,631
		643,851,737
	Software — 9.2%
89,414	Adobe, Inc.(a)(b)	34,292,951
84,383	Cadence Design Systems, Inc.(a)(b)	21,461,128
33,402	CrowdStrike Holdings, Inc., Class A(a)(b)	11,776,877
1,058,595	Microsoft Corp.(a)	397,385,977
297,586	Oracle Corp.(a)	41,605,499
264,582	Palantir Technologies, Inc., Class A(a)(b)	22,330,721
142,085	Salesforce, Inc.(a)	38,129,931
40,910	ServiceNow, Inc.(a)(b)	32,570,087
36,564	Workday, Inc., Class A(a)(b)	8,538,791
		608,091,962
	Specialized REITs — 0.8%
287,853	Crown Castle, Inc.(a)	30,002,918
130,278	CubeSmart(a)	5,564,174
81,923	SBA Communications Corp.(a)	18,023,879
		53,590,971
Shares	Description	Value (†)
	Specialty Retail — 1.9%
20,171	Dick's Sporting Goods, Inc.(a)	$4,065,667
208,626	Home Depot, Inc.(a)	76,459,343
165,081	Lowe's Cos., Inc.(a)	38,501,842
150,845	Valvoline, Inc.(a)(b)	5,250,914
		124,277,766
	Technology Hardware, Storage & Peripherals — 7.2%
2,075,563	Apple, Inc.(a)	461,044,809
38,399	Dell Technologies, Inc., Class C(a)	3,500,069
10,810	Pure Storage, Inc., Class A(b)	478,559
96,035	Super Micro Computer, Inc.(a)(b)	3,288,238
57,010	Western Digital Corp.(b)	2,304,914
		470,616,589
	Textiles, Apparel & Luxury Goods — 0.1%
24,666	Lululemon Athletica, Inc.(a)(b)	6,981,958
	Tobacco — 0.1%
171,375	British American Tobacco PLC, ADR(a)	7,089,784
	Total Common Stocks (Identified Cost $1,719,479,529)	6,447,563,927
	Total Purchased Options — 1.0% (Identified Cost $65,273,601) (see details below)	65,981,935

Principal Amount
Short-Term Investments — 1.6%
$107,182,259	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $107,189,703 on 4/01/2025 collateralized by $17,653,500 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $23,242,678; $16,494,600 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $16,588,840; $51,891,000 U.S. Treasury Note, 4.250% due 11/30/2026 valued at $52,857,210; $16,400,000 U.S. Treasury Note, 4.250% due 2/15/2028 valued at $16,637,188 including accrued interest (c) (Identified Cost $107,182,259)	107,182,259
	Total Investments — 100.5% (Identified Cost $1,891,935,389)	6,620,728,121
	Other assets less liabilities — (0.5)%	(35,395,779)
	Net Assets — 100.0%	$6,585,332,342

Purchased Options — 1.0%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 1.0%
S&P 500® Index, Put(b)(d)	5/16/2025	5,250	1,590	$892,284,150	$11,529,885	$7,695,600
S&P 500® Index, Put(b)(d)	6/20/2025	5,200	1,689	947,841,465	11,607,653	11,899,005
S&P 500® Index, Put(b)(d)	6/20/2025	5,500	1,596	895,651,260	20,364,162	21,553,980
S&P 500® Index, Put(b)(d)	6/30/2025	5,100	1,597	896,212,445	12,268,952	9,558,045
S&P 500® Index, Put(b)(d)	6/30/2025	5,300	1,597	896,212,445	9,502,949	15,275,305
Total					$65,273,601	$65,981,935

Written Options — (0.6%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.6%)
S&P 500® Index, Call(d)	4/17/2025	5,650	(1,296)	$(727,295,760)	$(14,746,742)	$(10,141,200)
S&P 500® Index, Call(d)	4/17/2025	6,300	(1,232)	(691,379,920)	(8,979,691)	(15,400)
S&P 500® Index, Call(d)	4/30/2025	5,750	(1,295)	(726,734,575)	(13,948,772)	(7,206,675)
S&P 500® Index, Call(d)	4/30/2025	5,775	(1,299)	(728,979,315)	(9,505,432)	(5,968,905)
S&P 500® Index, Call(d)	4/30/2025	6,300	(1,232)	(691,379,920)	(6,907,257)	(36,960)
S&P 500® Index, Call(d)	5/16/2025	6,350	(1,232)	(691,379,920)	(6,928,990)	(83,160)
S&P 500® Index, Call(d)	6/20/2025	6,000	(1,268)	(711,582,580)	(7,650,630)	(4,659,900)
S&P 500® Index, Call(d)	6/30/2025	5,850	(1,232)	(691,379,920)	(8,863,624)	(11,457,600)
S&P 500® Index, Call(d)	6/30/2025	6,100	(1,300)	(729,540,500)	(6,849,050)	(3,035,500)
Total					$(84,380,188)	$(42,605,300)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction.
Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,447,563,927	$ —	$ —	$6,447,563,927
Purchased Options(a)	65,981,935	—	—	65,981,935
Short-Term Investments	—	107,182,259	—	107,182,259
Total	$6,513,545,862	$107,182,259	$ —	$6,620,728,121

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(42,605,300)	$ —	$ —	$(42,605,300)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2025, written index call options and purchased index put options were used in accordance with this objective.
The following is a summary of derivative instruments for the Fund, as of March 31, 2025:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$65,981,935

[1]	Represents purchased options, at value.

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(42,605,300)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at March 31, 2025 (Unaudited)
Semiconductors & Semiconductor Equipment	9.8%
Software	9.2
Technology Hardware, Storage & Peripherals	7.2
Interactive Media & Services	6.3
Financial Services	4.9
Broadline Retail	4.0
Banks	3.9
Pharmaceuticals	3.6
Oil, Gas & Consumable Fuels	3.5
Health Care Providers & Services	2.6
Health Care Equipment & Supplies	2.5
Insurance	2.5
Consumer Staples Distribution & Retail	2.3
Capital Markets	2.2
Machinery	2.1
Biotechnology	2.0
Other Investments, less than 2% each	30.3
Short-Term Investments	1.6
Total Investments	100.5
Other assets less liabilities (including open written options)	(0.5)
Net Assets	100.0%